Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net loss	$ (7,911)	$ (8,332)	$ (16,137)	$ (13,575)	$ (3,517)
Changes in market value of investments:
Change in unrealized gain (loss) on short-term investments, net	4	4		(4)	(1)
Comprehensive loss	$ (7,907)	$ (8,328)	$ (16,137)	$ (13,579)	$ (3,518)